SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Q1) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) Bank Contract Customer Segment	Mar. 31, 2021 USD ($) Customer	Dec. 31, 2021 USD ($) Segment PerformanceObligation Bank Subsequent Customer	Dec. 31, 2020 USD ($) Customer
Going Concern and Liquidity [Abstract]
Accumulated deficit	$ (16,091,000)		$ (13,225,000)	$ (7,475,000)
Cash flows used in operating activities	(2,399,000)	$ (1,151,000)	(7,884,000)	(1,006,000)
Working capital	8,300,000		3,900,000
Cash and cash equivalents	$ 6,761,000		$ 2,227,000	$ 10,447,000
Segments [Abstract]
Number of operating segments | Segment	1		1
Number of reportable segments | Segment	1		1
Concentrations of Credit Risk [Abstract]
Number of customers | Customer	1	1	1	0
Cash and Cash Equivalents [Abstract]
Number of commercial banks | Bank	1		1
Federally insured limits	$ 250,000		$ 250,000
Cash balances in excess of FDIC insured limits	$ 6,400,000		$ 1,900,000	$ 10,000,000.0
Contract Assets (Deferred Commission) [Abstract]
Useful life of contract assets	3 years		3 years
Term of contract	1 year		1 year
Number of contract renewals	2		2
Capitalized Software Development Costs [Abstract]
Useful life	3 years
Impairment of Long-Lived Assets [Abstract]
Impairment loss	$ 0	$ 0	$ 0	0
Intangible Assets [Abstract]
Intangible assets, useful life	3 years		3 years
Revenue Recognition [Abstract]
Term of contract	1 year		1 year
Number of performance obligations | PerformanceObligation			1
Selling, Servicing and Marketing Expenses [Abstract]
Advertising expense	$ 40,800	$ 10,000	$ 96,000	22,000
Income Taxes [Abstract]
Uncertain tax positions	$ 0		$ 0	$ 0
Retail Customers [Member]
Contract Assets (Deferred Commission) [Abstract]
Term of contract	1 year		1 year
Revenue Recognition [Abstract]
Term of contract	1 year		1 year
Percentage of initial start-up fees	8.33%		8.30%
Number of performance obligations | Contract	1
Brand Customers [Member]
Revenue Recognition [Abstract]
Number of performance obligations | Contract	1
Minimum [Member] | Retail Customers [Member]
Revenue Recognition [Abstract]
Credit utilization period	6 months
Minimum [Member] | Brand Customers [Member]
Revenue Recognition [Abstract]
Credit utilization period			6 months
Prepaid contract term	6 months		6 months
Maximum [Member] | Retail Customers [Member]
Revenue Recognition [Abstract]
Credit utilization period	12 months
Maximum [Member] | Brand Customers [Member]
Revenue Recognition [Abstract]
Credit utilization period			12 months
Prepaid contract term	12 months		12 months
Software [Member]
Capitalized Software Development Costs [Abstract]
Useful life	3 years		3 years
Customer [Member] | Revenue [Member] | Customer [Member]
Concentrations of Credit Risk [Abstract]
Concentration risk, percentage	10.00%	0.00%	11.00%
Customer [Member] | Accounts Receivable [Member] | Customer [Member]
Concentrations of Credit Risk [Abstract]
Concentration risk, percentage	9.00%		28.00%